Intangible Assets, net - Impairment loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Total impairment loss	¥ 648	¥ 2,945	¥ 0
Selling, general and administrative expenses
Intangible assets, net
Total impairment loss	648	2,662	0
Research and development expenses
Intangible assets, net
Total impairment loss	¥ 0	¥ 283	¥ 0